Supplementary information on Oil and Gas Exploration and Production (unaudited) (Details 3) - bbl bbl in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Entitie [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Beginning balance	8,910	8,419	7,534
Extensions and discoveries	95
Revisions of previous estimates	1,140	1,705	1,667
Sales of reserves	(147)	(465)	(9)
Production for the year	(786)	(749)	(774)
Ending balance	9,212	8,910	8,419
Equity Method Investees [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Beginning balance	8,926	8,435	7,552
Extensions and discoveries	95
Revisions of previous estimates	1,142	1,708	1,668
Sales of reserves	(147)	(465)	(9)
Production for the year	(789)	(752)	(777)
Ending balance	9,228	8,926	8,435
Country Of Brazil [Member] | Consolidated Entitie [Member] | Crude Oil [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Beginning balance	8,908	8,406	7,534
Extensions and discoveries	95
Revisions of previous estimates	1,140	1,705	1,654
Sales of reserves	(147)	(455)	(9)
Production for the year	(786)	(748)	(773)
Ending balance	9,210	8,908	8,406
Country Of Brazil [Member] | Consolidated Entitie [Member] | Synthetics Oil [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Beginning balance		10
Revisions of previous estimates			11
Sales of reserves		(10)
Production for the year		(1)	(1)
Ending balance			10
South America [Member] | Consolidated Entitie [Member] | Crude Oil [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Beginning balance	2	2
Revisions of previous estimates			2
Ending balance	2	2	2
North America [Member] | Equity Method Investees [Member] | Crude Oil [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Beginning balance	16	17	18
Revisions of previous estimates	2	3	1
Sales of reserves		(1)
Production for the year	(2)	(3)	(3)
Ending balance	16	16	17